Shareholders’ Equity (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
		Nov. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[1]		500,000,000		500,000,000	500,000,000
Ordinary shares par value (in Dollars per share)	[1]		$ 0.0008		$ 0.0008	$ 0.0001
Conversion of ordinary shares					20,000,000
Conversion of securities					3,581,061
Share issued for services					501,875
Reverse shares issued					200,000
Options exercised					1,694,000
Dividend declared price per share (in Dollars per share)		$ 19.8
Dividends (in Dollars)		$ 3,964,212
Share options [Member]
Shareholders’ Equity [Line Items]
Options exercised			1,694,000		1,694,000
AIB [Member]
Shareholders’ Equity [Line Items]
Conversion of securities					3,581,061
PSI [Member]
Shareholders’ Equity [Line Items]
Conversion of ordinary shares					200,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized			500,000,000		500,000,000
Ordinary shares par value (in Dollars per share)			$ 0.0008		$ 0.0001
Share issued for services	[2]				701,875
Reverse shares issued				17,500,000
Options exercised	[2]				1,694,000

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.
[2]	The share data has been retroactively restated to reflect the current capital structure of the Company.